INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Goodwill
Goodwill	$ 25,612,752	$ 25,526,855
Rizobacter
Goodwill
Goodwill	20,162,706	20,094,633
Bioceres Crops S.A.
Goodwill
Goodwill	$ 5,450,046	$ 5,432,222